CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net profit	¥ 2,469,451	$ 359,167	¥ 1,082,907	¥ 501,490
Adjustments to reconcile net profit to net cash provided by (used in) operating activities:
Provision for loan losses	192,749	28,034	46,586	34,705
Provision for doubtful accounts	106,652	15,512
Depreciation and amortization	42,162	6,132	22,555	12,086
Change in fair value of short term investments	(16,460)	(2,394)	(3,875)
Change in fair value of investments	77	11
Gain from investment in loans	(256,108)	(37,249)	(31,377)	(41,789)
Share-based compensation	50,319	7,319	106,152
Gain from disposal of subsidiary				(20,611)
Changes in operating assets and liabilities:
Deferred revenue	(97,080)	(14,120)	102,198	149,216
Accounts receivable	(746,753)	(108,611)	(3,578)	43,758
Prepaid expenses and other assets	(115,017)	(16,729)	(70,703)	(3,685)
Due to related party	(11,972)	(1,741)	(3,539)	15,634
Due from related party	(2,830)	(412)	(123)
Accrued expenses and other liabilities	16,696	2,428	108,449	34,275
Payable to platform customers	(208,932)	(30,388)	692,307	245,494
Payroll and welfare payable	31,423	4,570	72,297	49,937
Taxes payable	(32,042)	(4,660)	171,934	54,484
Deferred tax assets	(27,705)	(4,030)	(112,583)	(16,839)
Deferred tax liabilities	84,124	12,235	15,940
Financial guarantee derivative assets and discretionary payment	(379,717)	(55,228)	490,721	(146,653)
Quality assurance receivable	(911,597)	(132,586)	(865,957)	(171,328)
Quality assurance payable	1,756,535	255,477	1,589,140	348,053
Contract assets	(59,019)	(8,584)
Contract liabilities	(97,080)	(14,120)	102,198	149,216
Net cash provided by operating activities	1,884,956	274,153	3,409,451	1,088,227
Cash flows from investing activities:
Collection of loans originated and held by the Group	2,805,940	408,107	368,953	1,024,287
Investment in loans originated and held by the Group	(4,331,811)	(630,036)	(1,022,937)	(1,454,890)
Short-term loan to related party				(11,010)
Purchase of property, equipment and software	(83,584)	(12,157)	(90,871)	(29,804)
Purchase of investments	(155,286)	(22,585)	(9,953)	(2,428)
Proceeds from short-term investments	13,122,058	1,908,524	6,485,536	68,498
Purchase of short-term investments	(12,799,210)	(1,861,568)	(8,147,450)	(292,765)
Proceeds from disposal of a subsidiary			6,000	14,000
Acquisition of intangible assets	(5,120)	(745)
Cash paid for business combinations, net of cash acquired			(40,078)
Net cash used in investing activities	(1,447,013)	(210,460)	(2,450,800)	(684,112)
Cash flows from financing activities:
Cash paid for repurchase of the consolidated trusts	(47,173)	(6,861)	(31,250)
Repayment of short-term borrowings	(63,685)	(9,263)		(20,000)
Cash received from short-term borrowings	87,010	12,655
Repurchase of ordinary shares	(452,262)	(65,779)
Proceeds from exercise of share-based compensation plans	14,009	2,038
Capital injection from non-controlling interest	1,458	212
Proceeds from issuance of ordinary shares, net			1,677,222
Net cash provided by financing activities	530,097	77,100	2,132,933	438,701
Effect of exchange rate changes on cash, cash equivalents and restricted cash	41,977	6,107	(15,445)	2,493
Net increase in cash, cash equivalents and restricted cash	1,010,017	146,900	3,076,139	845,309
Cash, cash equivalents and restricted cash at beginning of year	4,283,704	623,039	1,207,565	362,256
Cash, cash equivalents and restricted cash at end of period	5,293,721	769,939	4,283,704	1,207,565
Supplemental disclosure of cash investing and financing activities
Cash paid for interest including paid to investors of consolidated trusts	(58,312)	(8,481)	(5,376)	(554)
Cash paid for income taxes	180,233	26,214	216,060
Supplemental disclosure of non-cash investing and financing activities Accretion on convertible redeemable preferred shares to redemption value
Accretion on convertible redeemable preferred shares to redemption value			3,073,471	562,022
Consideration receivable for disposal of a subsidiary				6,000
Payable for purchase of property, equipment and software	917	133	6,585
Consolidated Trust [Member]
Cash flows from financing activities:
Cash paid to investors	(192,840)	(28,047)	(68,539)	(567)
Cash received from investors	¥ 1,183,580	$ 172,145	¥ 555,500	30,000
Alternative Investment Product [Member]
Cash flows from financing activities:
Cash paid to investors				(822,202)
Cash received from investors				¥ 1,251,470